Cash and Investments - Fair Value Disclosures (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) investment	Dec. 31, 2018 USD ($)
Disclosure of fair value measurement of assets [line items]
Assets	$ 70,508.5	$ 64,372.1
Net asset value | Limited partnerships and other
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	49
Net asset value | Limited partnerships and other - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	$ 482.3
Discounted cash flow | Private placement debt securities
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	16
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (14.3)
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	14.4
Discounted cash flow | Private placement debt securities - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	$ 442.1
Market approach | Private placement debt securities
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	6
Market approach | Private placement debt securities - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	$ 108.1